TAXATION	12 Months Ended
Jun. 30, 2021
TAXATION
TAXATION

9.    TAXATION

Tax reform in Argentina

In December 2019, the Argentine Government promulgated Law 27,541. It provided that the tax rate reduction established by Law 27,430 (reduction of the income tax rate from 35% to 30% for fiscal periods beginning from January 1, 2018 until December 31, 2019, and 25% for fiscal periods beginning on or after January 1, 2020, inclusive) be suspended until the fiscal years beginning on or after January 1, 2021. Thus, the tax rate of 30% was maintained. Law 27,541 also provided that, for the first and second financial years starting on or after 1 January 2019, one-sixth of the inflation adjustment (provided by Law 27.420) will be computed in the fiscal year of the adjustment calculation and the remaining five-sixths in equal parts in the five tax periods immediately following.

In June 2021, the Argentine Government approved a corporate income tax reform replacing the 30% fixed rate in force with a progressive tax rate. Depending on the amount of a corporation’s accumulated net taxable income, the reform could result in an increase or decrease in the corporate income tax rate.

Under the progressive corporate income tax, a 25% tax rate will apply on net taxable income for accumulated net taxable income up to AR$5 million. For accumulated net taxable income from AR$5 million to AR$50 million, the progressive scale will apply a 30% tax rate. Finally, for accumulated net taxable income exceeding AR$50 million the progressive scale will apply a 35% tax rate.

The reform also extends the 7% withholding tax on dividends for tax years beginning 1 January 2021 and thereafter.

Given inflation that is expected in 2021, the Group has determined the income tax considering the application of the inflation adjustment for income tax in Argentina.

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2021	06/30/2020	06/30/2019
Current assets
Income tax	990,881	112,220	1,263,795
	990,881	112,220	1,263,795
Non-current assets
Income tax	10,105	2,653	—
Minimum presumed income tax	2,484	3,376	1,184
	12,589	6,029	1,184

	06/30/2021	06/30/2020	06/30/2019
Liabilities
Income tax	7,452,891	1,556,715	142,028
	7,452,891	1,556,715	142,028

The roll forward of deferred tax assets and liabilities as of June 30, 2021, 2020 and 2019 is as follows:

Deferred tax assets	06/30/2021	06/30/2020	06/30/2019
Tax Loss-Carry Forward	3,226,305	2,362,657	2,663,813
Changes in fair value of financial assets or liabilities	89,574	41,183	32,062
Trade receivables	609,913	1,068,054	374,425
Royalties	485,426	245,140	—
Right-of-use leased asset	—	5,424	—
Government grants	—	—	2,649
Others	1,552,370	813,294	670,760
Total deferred tax assets	5,963,588	4,535,752	3,743,709

Deferred tax liabilities	06/30/2021	06/30/2020	06/30/2019
Intangible assets	(10,624,621)	(6,839,112)	(9,458,239)
Property, plant and equipment depreciation	(12,632,296)	(9,365,882)	(9,618,648)
Borrowings	—	(7,930)	(13,170)
Inflation tax adjustment	(2,682,172)	(2,032,078)	(1,706,092)
Allowances	(78,076)	(209,490)	(152,159)
Inventories	(1,821,524)	(237,258)	(153,563)
Biological assets	(229,296)	—	—
Government grants	(3,179)	(3,939)	—
Others financial assets	(276,800)	—	—
Right-of-use leased asset	(32,651)	—	—
Others	(4,098)	(4,993)	—
Total deferred tax liabilities	(28,384,713)	(18,700,682)	(21,101,871)

Net deferred tax	(22,421,125)	(14,164,930)	(17,358,162)

The roll forward of deferred tax assets and liabilities as of June 30, 2021, 2020 and 2019 are as follows:

				Transfer
				from
			Income	deferred
	Balance	Additions for	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2020	business combination	provision	liabilities	to OCI	difference	06/30/2021
Tax Loss-Carry Forward	2,362,657	—	982,329	—	—	(118,681)	3,226,305
Changes in fair value of financial assets or liabilities	41,183	—	51,037	—	—	(2,646)	89,574
Trade receivables	1,068,054	—	138,438	—	—	(596,579)	609,913
Royalties	245,140	—	214,493	—	—	25,793	485,426
Right-of-use leased asset	5,424	—	(38,793)	32,651	—	718	—
Others	813,294	370,556	(427,433)	—	—	795,953	1,552,370
Total deferred tax assets	4,535,752	370,556	920,071	32,651	—	104,558	5,963,588

				Transfer
		Additions	Income	from
	Balance	for business	tax	deferred tax	Charge to	Conversion	Balance
Deferred tax liabilities	06/30/2020	combination	provision	assets	OCI	difference	06/30/2021
Intangible assets	(6,839,112)	(882,434)	(2,188,663)	—	—	(714,412)	(10,624,621)
Property, plant and equipment depreciation	(9,365,882)	(537,922)	(357,614)	—	(1,388,022)	(982,856)	(12,632,296)
Borrowings	(7,930)	—	8,797	—	—	(867)	—
Inflation tax adjustment	(2,032,078)	73,755	(527,654)	—	—	(196,195)	(2,682,172)
Allowances	(209,490)	201,969	(46,622)	—	—	(23,933)	(78,076)
Inventories	(237,258)	(3,546)	(1,561,687)	—	—	(19,033)	(1,821,524)
Biological assets	—	—	(229,296)	—	—	—	(229,296)
Government grants	(3,939)	—	1,174	—	—	(414)	(3,179)
Others financial assets	—	—	(277,841)	—	—	1,041	(276,800)
Right-of-use leased asset	—	—	—	(32,651)	—	—	(32,651)
Others	(4,993)	—	1,423	—	—	(528)	(4,098)
Total deferred tax liabilities	(18,700,682)	(1,148,178)	(5,177,983)	(32,651)	(1,388,022)	(1,937,197)	(28,384,713)

Net deferred tax	(14,164,930)	(777,622)	(4,257,912)	—	(1,388,022)	(1,832,639)	(22,421,125)

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2019	provision	liabilities	to OCI	difference	06/30/2020
Tax Loss-Carry Forward	2,663,813	(133,346)	—	—	(167,810)	2,362,657
Changes in fair value of financial assets or liabilities	32,062	20,222	—	—	(11,101)	41,183
Trade receivables	374,425	764,707	—	—	(71,078)	1,068,054
Goverment grants	2,649	(6,216)	3,939	—	(372)	—
Royalties	—	245,140	—	—	—	245,140
Right-of-use leased asset	—	5,676	—	—	(252)	5,424
Others	670,760	263,407	—	—	(120,873)	813,294
Total deferred tax assets	3,743,709	1,159,590	3,939	—	(371,486)	4,535,752

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2019	provision	assets	to OCI	difference	06/30/2020
Intangible assets	(9,458,239)	1,469,311	—	—	1,149,816	(6,839,112)
Property, plant and equipment depreciation	(9,618,648)	45,028	—	(1,133,228)	1,340,966	(9,365,882)
Borrowings	(13,170)	3,548	—	—	1,692	(7,930)
Inflation tax adjustment	(1,706,092)	(589,811)	—	—	263,825	(2,032,078)
Allowances	(152,159)	(84,515)	—	—	27,184	(209,490)
Inventories	(153,563)	(110,152)	—	—	26,457	(237,258)
Goverment grants	—	—	(3,939)	—	—	(3,939)
Others	—	(4,993)	—	—	—	(4,993)
Total deferred tax liabilities	(21,101,871)	728,416	(3,939)	(1,133,228)	2,809,940	(18,700,682)

Net deferred tax	(17,358,162)	1,888,006	—	(1,133,228)	2,438,454	(14,164,930)

				Transfer
		Acquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2018	S.A.	provision	liabilities	to OCI	difference	06/30/2019
Tax Loss-Carry Forward	3,638,269	113,289	(1,306,198)	—	—	218,453	2,663,813
Changes in fair value of financial assets or liabilities	35,944	25,868	(33,200)	—	—	3,450	32,062
Trade receivables	462,756	—	(114,765)	—	—	26,434	374,425
Allowances	370,930	—	(555,679)	152,159	—	32,590	—
Inventories	710,391	—	(119,316)	153,563	—	(744,638)	—
Intangible assets	15,098	(482,387)	(22,467)	476,174	—	13,582	—
Goverment grants	9,360	—	(7,262)	—	—	551	2,649
Others	359,073	—	290,552	—	—	21,135	670,760
Total deferred tax assets	5,601,821	(343,230)	(1,868,335)	781,896	—	(428,443)	3,743,709

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2018	S.A.	provision	assets	to OCI	difference	06/30/2019
Intangible assets	(5,071,808)	—	(937,962)	(476,174)	—	(2,972,295)	(9,458,239)
Property, plant and equipment depreciation	(8,497,756)	—	(335,077)	—	576,453	(1,362,268)	(9,618,648)
Borrowings	(19,372)	—	7,342	—	—	(1,140)	(13,170)
Contingencies	(2,709)	—	2,869	—	—	(160)	—
Inflation tax adjustment	—	—	(1,706,092)	—	—	—	(1,706,092)
Allowances	—	—	—	(152,159)	—	—	(152,159)
Inventories	—	—	—	(153,563)	—	—	(153,563)
Others	(297)	—	314	—	—	(17)	—
Total deferred tax liabilities	(13,591,942)	—	(2,968,606)	(781,896)	576,453	(4,335,880)	(21,101,871)

Net deferred tax	(7,990,121)	(343,230)	(4,836,941)	—	576,453	(4,764,323)	(17,358,162)

The following table provides a reconciliation of the statutory tax rate to the effective tax rate. As the operations of the Group’s Argentine subsidiaries are the most significant source of profit or loss before tax, the following reconciliation has been prepared using the Argentine statutory tax rate:

	06/30/2021	06/30/2020	06/30/2019
Loss before income tax-rate 0%	(17,127,991)	(205,022)	(21,669,882)
Earnings before income tax-rate 21%	(2,046,392)	828,074	1,264
Earnings before income tax-rate 30%	29,704,931	5,820,286	12,296,011
Earnings (Loss) before income tax-rate	10,530,548	6,443,338	(9,372,607)
Income tax expense by applying tax rate to profit (loss) before tax	(8,481,737)	(1,919,981)	(3,689,069)
Share of profit or loss of subsidiaries, joint ventures and associates	274,877	847,512	(44,721)
Stock options charge	(58,248)	(298,222)	78,681
Rate change adjustment	(1,780,962)	(144,660)	(54,735)
Non-deductible expenses	(365,350)	(84,128)	(254,201)
Untaxed gains	557,911	—	—
Representation expenses	—	(36,691)	(136,614)
Foreign investment coverage	390,170	551,968	233,634
Tax provision adjustments	476,890	307,944	—
Tax inflation adjustment	(2,182,988)	(1,174,964)	(941,734)
Result of inflation effect on monetary items and other finance results	(3,181,733)	(255,488)	(2,177,525)
Income tax expenses	(14,351,170)	(2,206,710)	(6,986,284)

The Group did not recognize deferred income tax liabilities of $2,497,033, $1,052,022 and $44,721, as of June 30, 2021, 2020 and 2019, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability. Principal statutory taxes rates in the countries where the Group operates for all of the years presented are:

	Income tax rate
Tax jurisdiction	2021	2020	2019
Argentina	25% - 35%	30%	30%
Cayman Island	0%	0%	0%
Paraguay	10%	10%	10%
Uruguay	25%	25%	25%
France	28%	28%	28%
Brazil	34%	34%	34%
United State of America	21%	21%	21%

	06/30/2021	06/30/2020	06/30/2019
Current tax expense	(10,093,258)	(4,094,716)	(2,149,343)
Deferred tax	(4,257,912)	1,888,006	(4,836,941)
Total	(14,351,170)	(2,206,710)	(6,986,284)

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2021 are as follows:

Fiscal year	Tax-Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2017	186,545	55,261	2022	Argentina
2018	168,888	49,976	2023	Argentina
2019	206,082	51,520	2024	Argentina
2019	4,258,576	894,301	2039	United States of America
2020	1,094,530	273,633	2025	Argentina
2020	2,845,571	597,570	2040	United States of America
2021	2,961,583	826,643	2026	Argentina
2021	2,161,267	453,866	2041	United States of America
Total	13,883,042	3,202,770

The amount of tax losses for the fiscal year ended on June 30, 2021 is an estimate of the amount to be presented in the tax return.

The amount and expiry date of unused tax credits of Argentina minimum presumed income tax as of June 30, 2020 is as follows:

Fiscal year	Amount	Prescription
2014	474	2024
2015	1,003	2025
2016	1,007	2026
Total	2,484

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized, it is probable that the entities within the

Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of Management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough future taxable income.